Patents (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Patents
	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2014
Patents	$312,702	$166,217	$146,485

As at December 31, 2013
Patents	$283,504	$133,479	$150,025

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as of December 31, 2014 is as follows:
Year ending December 31:	Amount
2015	$31,290
2016	24,124
2017	13,516
2018	10,649
2019	9,582
$89,161